Trade accounts receivable - Summary of Aging of Trade Accounts Receivable, Net of Allowance for Doubtful Accounts (Details) - Trade receivables - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 2,685	€ 2,564
Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,465	2,409
Past due 1 – 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	108	91
Past due 31 – 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20	14
Past due 61 – 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8	12
Past due 91 – 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	49	9
Past due 121+ days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 35	€ 29